Earnings Contribution of Northern Trust's Business Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	$ 2,169.5		$ 2,081.9		$ 2,083.8
Other	591.3		647.1		703.3
Net Interest Income (FTE)	1,049.3	[1]	957.8	[1]	1,040.0	[1]
Revenue (FTE)	3,810.1	[1]	3,686.8	[1]	3,827.1	[1]
Provision for Credit Losses	55.0		160.0		215.0
Visa Indemnification Benefits	(23.1)		(33.0)		(17.8)		(76.1)	150.0
Noninterest Expense (Excluding Visa Indemnification Benefits)	2,854.3		2,530.9		2,334.5
Income before Income Taxes	923.9	[1]	1,028.9	[1]	1,295.4	[1]
Provision (Benefit) for Income Taxes	320.3	[1]	359.4	[1]	431.2	[1]
Net Income	603.6		669.5		864.2
Average Assets	91,947.9		76,008.2		74,314.2
Corporate and Institutional Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	1,196.4		1,175.1		1,236.8
Other	485.4		522.7		571.3
Net Interest Income (FTE)	282.5	[1]	271.8	[1]	416.0	[1]
Revenue (FTE)	1,964.3	[1]	1,969.6	[1]	2,224.1	[1]
Provision for Credit Losses	(20.5)		(16.1)		30.7
Noninterest Expense (Excluding Visa Indemnification Benefits)	1,522.4		1,328.9		1,200.6
Income before Income Taxes	462.4	[1]	656.8	[1]	992.8	[1]
Provision (Benefit) for Income Taxes	168.3	[1]	222.4	[1]	350.8	[1]
Net Income	294.1		434.4		642.0
Percentage of Consolidated Net Income	49.00%		65.00%		74.00%
Average Assets	47,533.7		38,749.3		38,117.1
Personal Financial Services
Segment Reporting Information [Line Items]
Trust, Investment and Other Servicing Fees	973.1		906.8		847.0
Other	128.5		133.3		138.7
Net Interest Income (FTE)	613.7	[1]	591.8	[1]	538.1	[1]
Revenue (FTE)	1,715.3	[1]	1,631.9	[1]	1,523.8	[1]
Provision for Credit Losses	75.5		176.1		184.3
Noninterest Expense (Excluding Visa Indemnification Benefits)	1,214.9		1,103.0		1,044.6
Income before Income Taxes	424.9	[1]	352.8	[1]	294.9	[1]
Provision (Benefit) for Income Taxes	168.7	[1]	132.8	[1]	112.4	[1]
Net Income	256.2		220.0		182.5
Percentage of Consolidated Net Income	42.00%		33.00%		21.00%
Average Assets	23,861.5		23,564.5		24,534.8
Treasury and Other
Segment Reporting Information [Line Items]
Other	(22.6)		(8.9)		(6.7)
Net Interest Income (FTE)	153.1	[1]	94.2	[1]	85.9	[1]
Revenue (FTE)	130.5	[1]	85.3	[1]	79.2	[1]
Visa Indemnification Benefits	(23.1)		(33.0)		(17.8)
Noninterest Expense (Excluding Visa Indemnification Benefits)	117.0		99.0		89.3
Income before Income Taxes	36.6	[1]	19.3	[1]	7.7	[1]
Provision (Benefit) for Income Taxes	(16.7)	[1]	4.2	[1]	(32.0)	[1]
Net Income	53.3		15.1		39.7
Percentage of Consolidated Net Income	9.00%		2.00%		5.00%
Average Assets	$ 20,552.7		$ 13,694.4		$ 11,662.3

[1]	Stated on an FTE basis. The consolidated figures include $40.2 million, $39.1 million, and $40.2 million, of FTE adjustment for 2011, 2010, and 2009, respectively.